Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerators:
Income attributable to the Company	$ 1,243,267,000	$ 1,029,445,000	$ 1,045,266,000
Denominators:
Weighted average number of ordinary shares outstanding	305,748,380.931694	304,440,184	302,339,124
Potentially dilutive Ordinary shares	509,363.09908986	479,851	528,772
Total weighted average Ordinary shares outstanding assuming dilution	306,257,744.030784	304,920,035	302,867,896
Basic income per Ordinary share	$ 4.07	$ 3.38	$ 3.46
Fully diluted income per Ordinary share	$ 4.06	$ 3.38	$ 3.45